Commitments and Contingencies - Finance Lease, Liability, Fiscal Year Maturity (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 94	$ 94
2023	94	94
2024	31	94
2025		31
2026		0
Thereafter		0
Total	$ 244	313
Less present value discount		(20)
Financing obligation		$ 293